Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000070253 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000070253 | Top10HoldingEquinixBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070253 | Top10HoldingPrologisBNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000070253 | Top10HoldingSimon Property GroupBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000070253 | Top10HoldingVentasBNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000070253 | Top10HoldingDigital Realty TrustBNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000070253 | Top10HoldingGoodman GroupBNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070253 | Top10HoldingSegroBNY-B5ZN1N8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070253 | Top10HoldingEquity LifeStyle PropertiesBNY-29472R108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000070253 | Top10HoldingMitsubishi EstateBNY-6596729
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000070253 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000070253 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000070253 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000070253 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000070253 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000070253 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000070253 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000070253 | Office
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070253 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070253 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000070254 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000070254 | Top10HoldingEquinixBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070254 | Top10HoldingPrologisBNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000070254 | Top10HoldingSimon Property GroupBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000070254 | Top10HoldingVentasBNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000070254 | Top10HoldingDigital Realty TrustBNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000070254 | Top10HoldingGoodman GroupBNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070254 | Top10HoldingSegroBNY-B5ZN1N8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070254 | Top10HoldingEquity LifeStyle PropertiesBNY-29472R108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000070254 | Top10HoldingMitsubishi EstateBNY-6596729
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000070254 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000070254 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000070254 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000070254 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000070254 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000070254 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000070254 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000070254 | Office
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070254 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070254 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000177202 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000177202 | Top10HoldingEquinixBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000177202 | Top10HoldingPrologisBNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177202 | Top10HoldingSimon Property GroupBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000177202 | Top10HoldingVentasBNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177202 | Top10HoldingDigital Realty TrustBNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177202 | Top10HoldingGoodman GroupBNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177202 | Top10HoldingSegroBNY-B5ZN1N8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177202 | Top10HoldingEquity LifeStyle PropertiesBNY-29472R108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177202 | Top10HoldingMitsubishi EstateBNY-6596729
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177202 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000177202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000177202 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000177202 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000177202 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000177202 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000177202 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177202 | Office
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000177202 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177202 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.60%